Commitments and contingencies (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Commitments and contingencies
Expenses under operating leases	$ 26,282	163,067	51,262	34,363
Future minimum payments under non-cancelable operating leases
2015	22,128	137,295
2016	5,678	35,231
2017 and thereafter	1,055	6,545
Total	$ 28,861	179,071